Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Other Liabilities, Current [Abstract]
Insurance and other liabilities	$ 1,769	$ 90
Cash settled employee liabilities	152	5,345
Deferred fulfillment liabilities	432	432
Commissions	586	234
Total current other liabilities	$ 2,939	$ 6,101